Provisions - Additional Information (Details) $ in Millions	Dec. 31, 2025 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 13,384
Tax Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	420
Labor Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	5,034
Administrative and Other Proceedings
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 7,930